HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Dec. 31, 2024 USD ($) property	Sep. 30, 2024 USD ($) property	Jun. 30, 2024 USD ($) property	Mar. 31, 2024 USD ($) property	Dec. 31, 2023 USD ($) property
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 224	$ 159	$ 173	$ 120
Assets held for sale | $	3,100				$ 1,852
Liabilities associated with assets held for sale | $	$ 898				$ 57
BSREP IV
Disclosure of financial assets [line items]
Assets held for sale | $		33,765
Liabilities associated with assets held for sale | $		$ 22,840
United States | Office assets
Disclosure of financial assets [line items]
Number of assets held for sale	3				5
Number of properties sold		3
United States | Malls
Disclosure of financial assets [line items]
Number of assets held for sale	4				4
United States | Hotels
Disclosure of financial assets [line items]
Number of assets held for sale	2				2
Number of properties sold				2
United States | Logistics assets
Disclosure of financial assets [line items]
Number of assets held for sale	1				1
Number of properties sold	9
United States | Hospitality assets
Disclosure of financial assets [line items]
Number of properties sold		3	5
United States | Retail assets
Disclosure of financial assets [line items]
Number of properties sold	1	3	1
United States | Manufactured housing communities
Disclosure of financial assets [line items]
Number of assets held for sale	2
Number of properties sold	8
South Korea | Hospitality assets
Disclosure of financial assets [line items]
Number of properties sold		1
Australia | Office assets
Disclosure of financial assets [line items]
Number of assets held for sale	1
Europe | Logistics assets
Disclosure of financial assets [line items]
Number of assets held for sale	6
Japan | Logistics assets
Disclosure of financial assets [line items]
Number of assets held for sale	1